Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swaps

The Company uses interest rate swaps in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

In February 2016, in connection with the Company’s long-term debt facility entered into at that time, the Company entered into nine interest rate swaps. Four of the interest rate swaps commenced in October 2016, are scheduled to terminate in December 2020 and have notional amounts of $50.0 million each with fixed rates of 1.462%. The remaining five interest rate swaps commenced in the first quarter of 2016 and are scheduled to terminate in January 2021, of which one swap has a notional amount of $75.0 million, one swap has a notional amount of $50.0 million, and three swaps have notional amounts of $25.0 million each with fixed rates of 1.549%, 1.155% and 1.549%, respectively.

As at December 31, 2017, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	138,844	1,258	3.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	2,548	3.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,436	3.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2017 ranged from 0.30% to 2.75%.

(2)	Notional amount reduces quarterly.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Stock purchase warrant

The Company had one stock purchase warrant which had entitled it to purchase up to 750,000 shares of common stock of TIL under certain conditions at pre-determined prices. The stock purchase warrant was not exercised and was canceled upon completion of the TIL merger in November 2017 (notes 6 and 22) and as a result, no value was recorded for this warrant on the Company's consolidated balance sheet at December 31, 2017 (note 12).

Time-charter swap

Effective June 1, 2016, the Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels. Under such agreement, the Company received $27,776 per day, less a 1.25% brokerage commission, and paid 55% of the net revenue distribution of two Aframax equivalent vessels employed in the Company’s Aframax revenue sharing arrangement (or RSA), less $500 per day, for a period of 11 months plus an additional two months at the counterparty’s option. The purpose of the agreement was to reduce the Company’s exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax RSA. The Company did not designate, for accounting purposes, the time-charter swap as a cash flow hedge. As of May 1, 2017, the time-charter swap counter-party did not exercise the two-month option and as such, the agreement was completed as of June 30, 2017.

Forward freight agreements

The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of (loss) income. As of December 31, 2017, the Company had settled all outstanding FFAs.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $
As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)	—
	1,016	4,226	(39)	—

As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)
Stock purchase warrant	—	287	—	—
Time-charter swap agreement	875	—	(667)	—
	875	4,538	(921)	(1,108)

Realized and unrealized gains (losses) relating to interest rate swaps, stock purchase warrant, the time-charter swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized gains (losses) relating to:
Interest rate swaps agreements	(994)	(12,797)	(9,790)
Stock purchase warrant	—	—	—
Time-charter swap agreement	1,106	2,154	—
Forward freight agreements	270	—	—
	382	(10,643)	(9,790)

Unrealized gains (losses) relating to:
Interest rate swaps agreements	2,099	13,681	7,686
Stock purchase warrant	(287)	(4,877)	507
Time-charter swap agreement	(875)	875	—
	937	9,679	8,193
Total realized and unrealized gain (loss) on derivatives	1,319	(964)	(1,597)